Subsequent Events (Details Narrative)	Feb. 15, 2023 USD ($) $ / shares shares	Jan. 20, 2023	Jun. 30, 2023 USD ($) shares	May 23, 2023 USD ($)	Apr. 23, 2023 ₪ / shares shares	Apr. 22, 2023 ₪ / shares shares	Apr. 03, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 10, 2023 USD ($)	Feb. 14, 2023 USD ($) $ / shares	Feb. 13, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 22, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares	Dec. 31, 2020 USD ($)	[1]
Subsequent Event [Line Items]
Long-term debt			$ 3,464,698									$ 3,967,975	$ 1,267,199
Aggregate principal amount			$ 4,400,000							$ 4,400,000		109,165
Class of warrant exercise price | $ / shares										$ 45.00						$ 6.30	$ 68.00
FDIC insured limit												$ 250,000
Share price | (per share)					₪ 0.60	₪ 0.06							$ 2.90
Common stock, shares outstanding | shares			2,688,541		26,881,244							2,688,541				2,236,615
Common stock, shares authorized | shares			9,290,000									9,290,000				9,290,000
Stockholders equity			$ (1,784,494)					$ 1,489,034				$ 2,986,517		$ 4,581,521	$ 7,527,612	$ 14,191,456		$ 1,355,511
Accumulated deficit			(79,879,178)									$ (73,565,641)				$ (58,332,263)
Nasdaq Stock Market [Member]
Subsequent Event [Line Items]
Stockholders equity			1,489,034	$ 2,500,000				1,489,034
Accumulated deficit			$ 1,784,494					$ 1,784,494
M And AA [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares					9,290,000	92,900,000
Warrant [Member]
Subsequent Event [Line Items]
Class of warrant exercise price | $ / shares	$ 4.0704
Original issue underlying excess rate	19.99%
Senior Convertible Debenture [Member]
Subsequent Event [Line Items]
Long-term debt										$ 7.00
Aggregate principal amount	$ 4,000,000									4,400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split		the Company held an Extraordinary General Meeting of Shareholders and approved a reverse share split of the Company’s ordinary shares, par value NIS 0.06 per share, by a ratio of up to and including 20:1, to be effective at the ratio and on a date to be determined by the Company’s Board of Directors; and amendments to the Company’s Amended and Restated Articles and Memorandum of Association to effect such reverse share split
Aggregate principal amount										$ 4,400,000
Purchase of warrant | shares	880,000
Class of warrant exercise price | $ / shares	$ 8.75
Original issue underlying excess rate	9.99%
Share price | ₪ / shares					₪ 0.60	₪ 0.06
Common stock, shares outstanding | shares					26,881,244
Subsequent Event [Member] | M And AA [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares					9,290,000	92,900,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount											$ 7,000,000
Principal amount of promissory note											5,000,000
Subsequent Event [Member] | Promissory Note [Member] | Lendor [Member]
Subsequent Event [Line Items]
Aggregate principal amount											1,267,199
Subsequent Event [Member] | Senior Convertible Debenture [Member] | Lendor [Member]
Subsequent Event [Line Items]
Aggregate principal amount											2,000,000
Subsequent Event [Member] | Promissory Note One [Member]
Subsequent Event [Line Items]
Original principal amount											5,000,000
Subsequent Event [Member] | Platinum Bank [Member] | Two Thousend Twenty Three Revolving Credit Agreement [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Long-term debt											$ 7,000,000
Subsequent Event [Member] | Silicon Valley Bank [Member]
Subsequent Event [Line Items]
FDIC insured limit									$ 336,000
FDIC insured limit									$ 250,000
Purchase price							$ 140,000

[1]	Equity structure was adjusted for all periods presented using the exchange ratio established in the Go-Public Merger Agreement with Mer Telemanagement Solutions Ltd. to reflect the number of shares of the legal parent, SharpLink, Inc. (the accounting acquiree) issued in the MTS Merger (reverse acquisition). See Note 3 for a discussion of the MTS Merger.